N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Sep. 04, 2026
Amendment Flag	false
C000055030 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Goldman Sachs Large Cap Equity Fund - Class A* (Formerly Goldman Sachs Large Cap Core Fund) (Closed to Contracts issued on or about 6/13/2008)	1.00%	15.69%	12.21%	14.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Goldman Sachs Large Cap Equity Fund - Class A* (Formerly Goldman Sachs Large Cap Core Fund) (Closed to Contracts issued on or about 6/13/2008)	1.00%	15.69%	12.21%	14.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055030 [Member] | C000025455 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Equity Fund - Class A* (Formerly Goldman Sachs Large Cap Core Fund) (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.69%
Average Annual Total Returns, 5 Years [Percent]	12.21%
Average Annual Total Returns, 10 Years [Percent]	14.20%
C000055033 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Goldman Sachs Large Cap Equity Fund - Class A* (Formerly Goldman Sachs Large Cap Core Fund) (Closed to Contracts issued on or about 6/13/2008)	1.00%	15.69%	12.21%	14.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Goldman Sachs Large Cap Equity Fund - Class A* (Formerly Goldman Sachs Large Cap Core Fund) (Closed to Contracts issued on or about 6/13/2008)	1.00%	15.69%	12.21%	14.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055033 [Member] | C000025455 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Equity Fund - Class A* (Formerly Goldman Sachs Large Cap Core Fund) (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.69%
Average Annual Total Returns, 5 Years [Percent]	12.21%
Average Annual Total Returns, 10 Years [Percent]	14.20%
C000065160 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Goldman Sachs Large Cap Equity Fund - Class A* (Formerly Goldman Sachs Large Cap Core Fund) (Closed to Contracts issued on or about 6/13/2008)	1.00%	15.69%	12.21%	14.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Goldman Sachs Large Cap Equity Fund - Class A* (Formerly Goldman Sachs Large Cap Core Fund) (Closed to Contracts issued on or about 6/13/2008)	1.00%	15.69%	12.21%	14.20%
	Adviser: Goldman Sachs Asset Management, L.P.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000065160 [Member] | C000025455 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Equity Fund - Class A* (Formerly Goldman Sachs Large Cap Core Fund) (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.69%
Average Annual Total Returns, 5 Years [Percent]	12.21%
Average Annual Total Returns, 10 Years [Percent]	14.20%